Financial risk management	12 Months Ended
Oct. 31, 2018
Statements Line Items
Financial risk management [Text Block]

20.       Financial risk management

(a)	Currency risk

Currency risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in foreign exchange rates. The Company is exposed to currency risk to the extent that it incurs expenses and issues convertible debentures denominated in Canadian dollars. The Company manages currency risk by monitoring the Canadian position of these monetary financial instruments on a periodic basis throughout the course of the year.

The consolidated financial statements include balances that are denominated in Canadian dollars as follows:

Amount
Cash	$99,139
Convertible debentures	$1,877,487
Trade payables and other liabilities	$318,172
Derivative liabilities	$199,650

A 10% strengthening of the US dollar against the Canadian dollar would serve to decrease the loss by $158,836 at October 31, 2018 (2017 – decrease loss by $421,748; 2016 – decrease the loss by $327,170). A 10% weakening of the US dollar against the Canadian dollar would have had the opposite effect of the same magnitude.

(b)	Interest rate risk

Interest rate risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in market interest rates. The Company is exposed to interest rate risk on its interest-bearing convertible debentures. This exposure is limited due to the short-term nature of the convertible debentures.

(c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company's policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company's management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise. The Company's funding is provided in the form of capital raised through the issuance of shares on conversion of convertible debentures.

All financial liabilities are due within 1 year as at October 31, 2018.

(i)	Trade payables

The following represents an analysis of the maturity of the trade payables:

	2018	2017
Less than 30 days past billing date	$87,356	$191,937
31 to 90 days past billing date	12,837	367,988
Over 90 days past billing date	740,131	656,753
	$840,324	$1,216,678

(ii)	Convertible debentures and derivative liabilities

The following represents an analysis of the maturity of the convertible debentures and derivative liabilities:

	2018		2017
	Convertible	Derivative	Convertible	Derivative
	debentures	liability	debentures	liability
Less than three months	$862,686	$90,142	$1,027,214	$2,737
Three to six months	1,346,315	382,309	1,374,575	277,096
Six to twelve months	267,570	177,665	87,228	209,900
	$2,476,571	$650,116	$2,489,017	$489,733
(d)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s development costs receivable. The maximum exposure to credit risk is the carrying value of these financial assets. The Company reduces its credit risk by assessing the credit quality of counterparties, taking into account their financial position, past experience and other factors.

The following represents an analysis of the maturity of the age of the development costs receivable:

	2018	2017
Less than 30 days past billing date	$81,841	$340,857
31 to 90 days past billing date	-	75,000
	$81,841	$415,857